ACQUISITION OF INTANGIBLE ASSET	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 5 - ACQUISITION OF INTANGIBLE ASSET

On February 23, 2017, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with mCig, Inc., a Nevada corporation (“mCig”) for a total purchase price of $1,144,000, consisting of the issuance of an aggregate of 350,000 shares of common stock valued at $994,000, and cash of $150,000. Of the 350,000 shares of common stock consideration, 150,000 shares with total fair value of $426,000 have not been issued as of March 31, 2018. Upon acquisition, the Company recorded an intangible asset of $1,138,135 consisting of the Vita CBD brand name and $5,865 of inventory received from mCig. The VitaCBD business is primarily a line of cannabidiol (“CBD”) retail brand products that include CBD tinctures, ejuices, edibles, islates, salves, waxes, oils and capsules, as well as related trade names, social media, accounts and other related assets.

The intangible was being amortized over a period of 5 years, the estimated life of the brand acquired. Unamortized balance of the intangible asset was $1,118,179 at March 31, 2017. During the year ended March 31, 2018, the Company recorded additional amortization of $224,512. During the fiscal year ended March 31, 2018, sales of the VitaCBD products did not meet management’s expectations and the Company was not able to achieve the expected operating results from VitaCBD products. As a result, the Company impaired the intangible asset related to the acquisition of the VitaCBD brand name and recorded an impairment charge of $893,667, which was the net book value of the intangible as of March 31, 2018.

In accordance with the Asset Purchase Agreement, if the average common stock market price of the Company’s common stock held by mCig falls below $1.57 per share, or $550,000 total value (“Market Value”), during any 7-day period during the first year following the Second Stock Issuance (May 24, 2017), then the Company is obligated to issue to mCig additional shares of the Company’s common stock to increase the then Market Value held by mCig to $550,000. As of March 31, 2018, the trading price of common stock held by mCig was above the Market Value threshold and after May 24, 2018, this contingency expired.